Other Assets - Schedule of Other Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other Assets [Abstract]
Subscription fees receivables due from distribution channels and online commerce platform partners for unconsumed courses	¥ 9,587		¥ 20,597
Gift goods to be used in promotion and incentive programs	9,346		4,775
Payment for digital contents	6,621		4,921
Receivables from payment- processing- service providers	5,255		6,335
Prepaid insurance fees	5,099		4,938
Prepaid advertising fees	4,551		5,788
Value-added tax receivable	3,797		17,405
Prepayments of service fees	3,060		3,216
Loans and advance to employees	2,899		4,437
Prepayment of software license fee	2,500		2,278
Rental deposits refundable within one year	2,009		1,878
Printing course materials	1,906
Prepaid rental fee	72		1,291
Prepayment for share repurchase program			6,711
Others	1,570		2,217
Total repayment and other current assets	58,272	$ 8,931	86,787
Long-term rental deposits	4,643		8,447
Prepayment for property and equipment	1,223
Total non-current	¥ 5,866	$ 899	¥ 8,447